Fees Summary	Oct. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 403,745.30
Previously Paid Amount	0.00
Total Fee Amount	55.76
Total Offset Amount	0.00
Net Fee	$ 55.76